Debt - Transactions - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 01, 2016	Jul. 02, 2016	Jun. 30, 2016	Oct. 01, 2016	Jan. 02, 2016	Dec. 28, 2013	Dec. 27, 2014
Debt Instrument [Line Items]
Proceeds from IPO	$ 1,114,000			$ 1,113,799
Aggregate principal amount of debt					$ 4,757,898
Debt instrument, maturity date					Mar. 31, 2017
Loss on extinguishment of debt				53,632		$ 41,796
2016 Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt			$ 600,000
Unamortized deferred financing cost				7,000
Amended and Restated 2016 Term Loan [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt				$ 2,200,000
Debt instrument, maturity date				Jun. 27, 2023
Unamortized deferred financing cost			$ 4,000	$ 14,000
Debt modification amortization maturity period			Jun. 27, 2023
Amended and Restated 2016 Term Loan [Member] | Term Loan Refinancing [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt				1,393,000
Additional principal purchased from lenders				238,000
Principal amount sold				$ 569,000
Amended 2011 Term Loan [Member] | June 2016 Refinancings [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt			$ 2,042,000
After Amendment [Member] | June 2016 Refinancings [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt			2,200,000
Senior Notes [Member]
Debt Instrument [Line Items]
Proceeds from IPO	1,114,000
Principal redeemed	1,090,000
Loss on early redemption premium	$ 23,000
Debt instrument, maturity date				Jun. 15, 2024	Jun. 30, 2019
Unamortized deferred financing cost				$ 7,423	$ 13,441		$ 17,439
Old Senior Notes [Member]
Debt Instrument [Line Items]
Loss on early redemption premium		$ 6,000
Aggregate principal amount of debt		258,000
Gross proceeds from issuance of debt		$ 264,000
Unamortized deferred financing cost				$ 13,441
Old Senior Notes [Member] | June 2016 Refinancings [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt			258,000
Old Senior Notes [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Loss on early redemption premium			29,000
Loss on extinguishment of debt			42,000
Expense of debt extinguishment costs			7,000
Write-off of unamortized deferred financing costs			$ 6,000